                       PIMCO FUNDS: MULTI-MANAGER SERIES

                      Supplement Dated December 16, 1999
                                    to the
                         Prospectus for Class D Shares
                            Dated November 1, 1999

                    Disclosure Relating to PIMCO Value Fund

  Proposed Reorganization. On December 9, 1999, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Value 25 Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Value Fund (the "Acquiring Fund"). The Acquired Fund is offered in a separate prospectus and does not offer Class D shares. The proposed transaction is referred to as a "Reorganization." The date of closing (the "Closing Date") of the Reorganization is expected to be on or about March 3, 2000.

  The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

  It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund. In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisors regarding possible state and local tax consequences of the Reorganization.

  The Reorganization is subject to a number of conditions. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.

  Changes in Sub-Advisory Arrangements. On or about the Closing Date, PIMCO Advisors will assume full portfolio management responsibility for the Acquiring Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors will oversee the management of the Fund at that time. PIMCO Advisors is assuming full portfolio management responsibility for the Acquiring Fund from its subsidiary NFJ Investment Group ("NFJ"). As more fully discussed below, on or about the Closing Date, PIMCO Equity Advisors will also assume full portfolio management responsibility for the PIMCO Equity Income Fund, which is also currently sub-advised by NFJ.

  PIMCO Advisors intends to appoint one or more portfolio managers who will have primary responsibility for the day-to-day portfolio management of the Value Fund in the near future. The Prospectus will be further supplemented at that time.

  Changes to Principal Investments and Strategies. In connection with the above-referenced management changes for the Fund, the Prospectus is amended as follows effective as of the Closing Date:

  The disclosure under "Principal Investments and Strategies" in the Fund Summary for the Value Fund is amended in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

    The portfolio manager selects stocks for the Fund using a "Value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock in the Value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

    The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADR's). In response to unfavorable market and other conditions, the Fund may take temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

  In addition, the following "principal risks" are added under "Principal Risks" in the Fund Summary for the Value Fund: Foreign Investment Risk and Currency Risk.

                 Disclosure Relating to PIMCO Renaissance Fund

  Effective March 31, 2000, the first sentence under "Principal Investments and Strategies" in the Fund Summary for the PIMCO Renaissance Fund is replaced with the following two sentences: "The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range."

                Disclosure Relating to PIMCO Equity Income Fund

  Changes in Sub-Advisory Arrangements. On or about March 31, 2000, PIMCO Advisors will assume full portfolio management responsibility for the PIMCO Equity Income Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. PIMCO Equity Advisors will oversee the management of the Fund. PIMCO Advisors is assuming full portfolio management responsibility for the Equity Income Fund from its subsidiary NFJ, the Fund's current Sub-Adviser.

  Kenneth W. Corba and C. Peter Thoms will share primary responsibility for the day-to-day management of the Equity Income Fund. Information about Mr. Corba is provided in the Prospectus under the caption "Management of the Funds--PIMCO Equity Advisors." Mr. Thoms has been a Research Analyst at PIMCO Equity Advisors since May, 1999. He served as an Investment Analyst at Federated Investors from 1998 to 1999. Previously he served as a Naval Flight Officer in the United States Navy (until 1996).

  Changes to Principal Investments and Strategies. In connection with the changes in sub-advisory arrangements described above, the following changes will be made to the Prospectus effective on or about March 31, 2000.

  The following sentence is added to the end of the first paragraph under "Principal Investments and Strategies" in the Fund Summary for the Equity Income Fund: "The Fund may also invest in convertible securities, fixed-income securities and preferred stocks."

  The last paragraph under "Principal Investments and Strategies" in the Fund Summary for the Equity Income Fund is revised to read in its entirety as follows:

  The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

          Disclosure Relating to PIMCO Equity Income and Value Funds

  Based on information currently available, the Trust anticipates that current shareholders with more than a 68% interest in the PIMCO Equity Income Fund and a more than a 40% interest in the PIMCO Value Fund may redeem their shares either prior to or during March 1999, possibly resulting in very substantial reductions in the current assets of these Funds. These Funds may recognize substantial gains in connection with the satisfaction of these redemptions, and all or a portion of those gains, and any other gains recognized by the Funds since October 31, 1999, may be distributed to the non-redeeming shareholders of these Funds, including former shareholders of the Value 25 Fund who receive Merger Shares in the Reorganization described above, as taxable dividends.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                      Supplement Dated December 16, 1999
                 to the Prospectus for Class A, B and C Shares
                            Dated November 1, 1999

              Disclosure relating to PIMCO Small-Cap Growth Fund

  Class A, B and C shares of PIMCO Small-Cap Growth Fund are not currently available for purchases or for exchanges from other PIMCO Funds. The Trust will notify investors if and when Class A, B and C shares of the Fund are first offered.

               Disclosure Relating to PIMCO Precious Metals Fund

  The Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") has determined that the PIMCO Precious Metals Fund will terminate and that the Fund's net assets will be distributed to shareholders in liquidation of the Fund.

  Timing and Mechanics. The Precious Metals Fund will terminate on or about March 3, 2000 (the "Termination Date"). Any shares of the Fund outstanding on the Termination Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. All shareholders will receive cash in return for their shares.

  Other Alternatives. At any time prior to the Termination Date, shareholders may redeem their shares of the Precious Metals Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares--Selling Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other PIMCO Fund that offers that class, as described under "How to Buy and Sell Shares-- Exchanging Shares" in the Prospectus.

  Suspension of Sales. Except as noted below, on and after December 13, 1999, the Precious Metals Fund will no longer sell Class A, B or C shares to new investors or to existing shareholders, and the Fund will no longer be eligible for exchanges from other PIMCO Funds. Participants in certain self-directed qualified benefit plans that owned Class A or Class C shares of the Fund as of December 10, 1999 for any single plan participant will be eligible to direct the purchase of the Precious Metals Fund's Class A or Class C shares by their plan account for so long as the plan continues to own such shares of the Fund for any plan participant.

  U.S. Federal Income Tax Matters. For taxable shareholders, the automatic redemption of shares of the Precious Metals Fund on the Termination Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. See "Tax Consequences" in the Prospectus. Instead of waiting until the Termination Date, a shareholder may voluntarily redeem his or her shares of the Fund prior to January 1, 2000 to the extent that the shareholder wishes to realize any such gains or losses in the Fund's shares during the 1999 tax year. In light of the pending termination of the Fund, shareholders should consult their tax advisers regarding the tax treatment applicable to the redemption of the Fund's shares for federal income tax purposes and also regarding possible state and local tax consequences.

  If you have any questions regarding the termination of the Precious Metals Fund, please contact your broker or call the Distributor at 1-800-426-0107.

             Disclosure Relating to PIMCO Value and Value 25 Funds

  Proposed Reorganization. On December 9, 1999, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Value 25

Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Value Fund (the "Acquiring Fund"). The proposed transaction is referred to as the "Reorganization." The date of closing (the "Closing Date") of the Reorganization is expected to be on or about March 3, 2000.

  The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

  It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund. In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisors regarding possible state and local tax consequences of the Reorganization.

  In addition, in connection with the Reorganization, the following actions are being taken:

    (i) Except as noted below, on and after December 13, 1999, the Acquired Fund will no longer sell Class A, B or C shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans that owned Class A or Class C shares of the Acquired Fund as of December 10, 1999 for any single plan participant will be eligible to direct the purchase of the Acquired Fund's Class A or Class C shares by their plan account for so long as the plan continues to own such shares of Acquired Fund for any plan participant.

    (ii) On and after December 13, 1999, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

  The Reorganization is subject to a number of conditions. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.

  Changes in Sub-Advisory Arrangements. On or about the Closing Date, PIMCO Advisors will assume full portfolio management responsibility for the Acquiring Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors will oversee the management of the Fund at that time. PIMCO Advisors is assuming full portfolio management responsibility for the Acquiring Fund from its subsidiary NFJ Investment Group ("NFJ"). As more fully discussed below, on or about the Closing Date, PIMCO Equity Advisors will also assume full portfolio management responsibility for the PIMCO Equity Income Fund, which is also currently sub-advised by NFJ.

  PIMCO Advisors intends to appoint one or more portfolio managers who will have primary responsibility for the day-to-day portfolio management of the Value Fund in the near future. The Prospectus will be further supplemented at that time.

  Changes to Principal Investments and Strategies. In connection with the above-referenced management changes for the Value Fund, the Prospectus is amended as follows effective as of the Closing Date:

  The disclosure under "Principal Investments and Strategies" in the Fund Summary for the Value Fund is amended in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

    The portfolio manager selects stocks for the Fund using a "Value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock in the Value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

    The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

  In addition, the following "principal risks" are added under "Principal Risks" in the Fund Summary for the Value Fund: Foreign Investment Risk and Currency Risk.

                 Disclosure Relating to PIMCO Renaissance Fund

  Effective March 31, 2000, the first sentence under "Principal Investments and Strategies" in the Fund Summary for the PIMCO Renaissance Fund is replaced with the following two sentences: "The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range."

                Disclosure Relating to PIMCO Equity Income Fund

  Changes in Sub-Advisory Arrangements. On or about March 31, 2000, PIMCO Advisors will assume full portfolio management responsibility for the PIMCO Equity Income Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. PIMCO Equity Advisors will oversee the management of the Fund. PIMCO Advisors is assuming full portfolio management responsibility for the Equity Income Fund from its subsidiary NFJ, the Fund's current Sub-Adviser.

  Kenneth W. Corba and Peter C. Thoms will share primary responsibility for the day-to-day management of the Equity Income Fund. Information about Mr. Corba is provided in the Prospectus under the caption "Management of the Funds--PIMCO Equity Advisors." Mr. Thoms has been a Research Analyst at PIMCO Equity Advisors since May, 1999. He served as an Investment Analyst at Federated Investors from 1998 to 1999. Previously he served as a Naval Flight Officer in the United States Navy (until 1996).

  Changes to Principal Investments and Strategies. In connection with the changes in sub-advisory arrangements described above, the following changes will be made to the Prospectus effective on or about March 31, 2000.

  The following sentence is added to the end of the first paragraph under "Principal Investments and Strategies" in the Fund Summary for the Equity Income Fund: "The Fund may also invest in convertible securities, fixed-income securities and preferred stocks."

  The last paragraph under "Principal Investments and Strategies in the Fund Summary for the Equity Income Fund is revised to read in its entirety as follows:

    The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

                  Disclosure Relating to PIMCO Equity Income
                                and Value Funds

  Based on information currently available, the Trust anticipates that current shareholders with more than a 68% interest in the PIMCO Equity Income Fund and more than a 40% interest in the PIMCO Value Fund may redeem their shares either prior to or during March 1999, possibly resulting in very substantial reductions in the current assets of these Funds. These Funds may recognize substantial gains in connection with the satisfaction of these redemptions, and all or a portion of those gains, and any other gains recognized by the Funds since October 31, 1999, may be distributed to the non-redeeming shareholders of these Funds, including former shareholders of the Value 25 Fund who receive Merger Shares in the Reorganization described above, as taxable dividends.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                      Supplement Dated December 16, 1999
                                    to the
                Prospectus for Institutional and Administrative
                      Class Shares Dated November 1, 1999

             Disclosure relating to PIMCO Value and Value 25 Funds

  Proposed Reorganization. On December 9, 1999, the Board of Trustees of PIMCO
Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Value 25 Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Value Fund (the "Acquired Fund"). The proposed transaction is referred to as a "Reorganization." The date of closing (the "Closing Date") of the Reorganization is expected to be on or about March 3, 2000.

  The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

  It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund. In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisors regarding possible state and local tax consequences of the Reorganization.

  In addition, in connection with the Reorganization, the following actions are being taken:

    (i) Except as noted below, on and after December 20, 1999, the Acquired Fund will no longer sell Institutional Class or Administrative Class shares to new investors or to existing shareholders, except to existing shareholders that are benefit plans (or the participants therein).

    (ii) On and after December 20, 1999, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

  The Reorganization is subject to a number of conditions. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.

  Changes in Sub-Advisory Arrangements. On or about the Closing Date, PIMCO Advisors will assume full portfolio management responsibility for the Acquiring Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors will oversee the management of the Fund at that time. PIMCO Advisors is assuming full portfolio management responsibility for the Fund from its subsidiary NFJ Investment Group ("NFJ"). As more fully discussed below, on or about the Closing Date, PIMCO Equity Advisors will also assume full portfolio management responsibility for the PIMCO Equity Income Fund, which is also currently sub-advised by NFJ.

  PIMCO Advisors intends to appoint one or more portfolio managers who will have primary responsibility for the day-to-day portfolio management of the Value Fund in the near future. The Prospectus will be further supplemented at that time.

  The disclosure under "Principal Investments and Strategies" in the Fund Summary for the Value Fund is amended in its entirety as follows:

    The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

    The portfolio manager selects stocks for the Fund using a "Value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock in the Value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

    The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

  In addition, the following "principal risks" are added under "Principal Risks" in the Fund Summary for the Value Fund: Foreign Investment Risk and Currency Risk.

                 Disclosure Relating to PIMCO Renaissance Fund

  Effective March 31, 2000, the first sentence under "Principal Investments and Strategies" in the Fund Summary for the PIMCO Renaissance Fund is replaced with the following two sentences: "The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range."

                Disclosure Relating to PIMCO Equity Income Fund

  Changes in Sub-Advisory Arrangements. On or about March 31, 2000, PIMCO Advisors will assume full portfolio management responsibility for the PIMCO Equity Income Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. PIMCO Equity Advisors will oversee the management of the Fund. PIMCO Advisors is assuming full portfolio management responsibility for the Equity Income Fund from its subsidiary NFJ, the Fund's current Sub-Adviser.

  Kenneth W. Corba and Peter C. Thoms will share primary responsibility for the day-to-day management of the Equity Income Fund. Information about Mr. Corba is provided in the Prospectus under the caption "Management of the Funds--PIMCO Equity Advisors." Mr. Thoms has been a Research Analyst at PIMCO Equity Advisors since May, 1999. He served as an Investment Analyst at Federated Investors from 1998 to 1999. Previously he served as a Naval Flight Officer in the United States Navy (until 1996).

  Changes to Principal Investments and Strategies. In connection with the changes in sub-advisory arrangements described above, the following changes will be made to the Prospectus effective on or about March 31, 2000.

  The following sentence is added to the end of the first paragraph under "Principal Investments and Strategies" in the Fund Summary for the Equity Income Fund: "The Fund may also invest in convertible securities, fixed-income securities and preferred stocks."

  The last paragraph under "Principal Investments and Strategies" in the Fund Summary for the Equity Income Fund is revised to read in its entirety as follows:

    The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

         Disclosure Relating to PIMCO Equity Incomeand Value Funds

  Based on information currently available, the Trust anticipates that current shareholders with more than a 68% interest in the PIMCO Equity Income Fund and more than a 40% interest in the PIMCO Value Fund may redeem their shares either prior to or during March 1999, possibly resulting in very substantial reductions in the current assets of these Funds. These Funds may recognize substantial gains in connection with the satisfaction of these redemptions, and all or a portion of those gains, and any other gains recognized by the Funds since October 31, 1999, may be distributed to the non-redeeming shareholders of these Funds, including former shareholders of the Value 25 Fund who receive Merger Shares in the Reorganization described above, as taxable dividends.

                                       3